RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			$ 5,186,623
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			2,515,520
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		1,297,391	4,159,157
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,749,502
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,897,310
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	18,824,034	70,635,721	32,348,999
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			12,323,428
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	0	2,515,520
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	28,542,598	7,702,143
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	2,162,318	1,540,429
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,749,502	0	0
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	5,356,432	59,824,131	16,944,714
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	0	7,207,727	34,081,982
Related Party Transaction Fourteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 25,426,525	$ 0	$ 0